Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
AMOUNTS DUE TO RELATED PARTIES

NOTE 12 – AMOUNTS DUE TO RELATED PARTIES

At December 31, 2019 and 2018, amounts due to related parties consisted of the following:

	December 31,	December 31,
Name of related party	2019	2018
Mr. Song (1)	$-	$1,010,041
Vision Capital Profits Limited (2)	$114,839	$1,751,395
Mrs. Song (3)	$-	5,329
C Media	$62,263	-

(1)	The Company's CEO

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	The spouse of Mr. Song.

Amounts due to related parties are non-interest bearing, unsecured and payable on demand.